Subsequent Events - Margin (Details) - Six Months London Interbank Offered Rate Libor [Member]	12 Months Ended
Dec. 31, 2019
Explorer Newbuild Loan
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.80%
Splendor newbuild loan
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Marina Newbuild Loan
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.55%
Riviera Newbuild Loan
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.55%